Mineral, Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	$ 755,274
Capitalized borrowing costs	17,000	$ 6,246
Change in estimates	3,119	1,354
Balance at end of period	1,251,998	755,274
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	16,991
Balance at end of period	30,262	16,991
Mining equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	152,145
Balance at end of period	216,572	152,145
Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	403,128
Balance at end of period	487,869	403,128
Development costs	72,400	69,400
Projects in Progres
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	111,821
Balance at end of period	419,657	111,821
Equipment & Other Assets
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	12,272
Balance at end of period	17,245	12,272
Deposits On Projects
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	39,274
Balance at end of period	49,542	39,274
Mine Closure Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	8,961
Balance at end of period	12,193	8,961
Right-of-Use Assets
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	10,682
Balance at end of period	18,658	10,682
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	983,174	605,949
Additions	497,004	305,121
Capitalized borrowing costs	16,983
Disposals	(5,576)	(6,446)
Transfers	0	35,083
Foreign exchange	89,489	35,867
Balance at end of period	1,584,193	983,174
Cost | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	22,038	18,352
Additions	2,672	885
Disposals	0	(736)
Transfers	10,405	2,280
Foreign exchange	2,131	1,257
Balance at end of period	37,246	22,038
Cost | Mining equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	194,455	124,775
Additions	47,846	62,081
Disposals	(2,844)	(1,917)
Transfers	28,566	1,512
Foreign exchange	17,466	8,004
Balance at end of period	285,489	194,455
Cost | Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	553,687	394,017
Additions	98,046	125,004
Disposals	(746)	0
Transfers	898	8,453
Foreign exchange	45,923	26,213
Balance at end of period	697,808	553,687
Cost | Projects in Progres
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	111,821	19,190
Additions	217,988	64,779
Capitalized borrowing costs	16,983	6,246
Disposals	(41)	(2,241)
Transfers	57,669	26,303
Foreign exchange	15,237	(2,456)
Balance at end of period	419,657	111,821
Cost | Equipment & Other Assets
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	19,262	9,819
Additions	3,207	8,722
Disposals	(58)	(9)
Transfers	2,639	185
Foreign exchange	1,563	545
Balance at end of period	26,613	19,262
Cost | Deposits On Projects
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	39,274	10,488
Additions	107,226	31,984
Disposals	(56)	(2)
Transfers	(100,177)	(3,650)
Foreign exchange	3,275	454
Balance at end of period	49,542	39,274
Cost | Mine Closure Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	14,188	12,010
Additions	0	0
Change in estimates	3,119	1,354
Disposals	0	0
Transfers	0	0
Foreign exchange	1,202	824
Balance at end of period	18,509	14,188
Cost | Right-of-Use Assets
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	28,449	17,298
Additions	20,019	11,666
Disposals	(1,831)	(1,541)
Transfers	0	0
Foreign exchange	2,692	1,026
Balance at end of period	49,329	28,449
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(227,900)	(160,521)
Additions	(88,527)	(60,215)
Disposals	3,037	3,449
Foreign exchange	(18,805)	(10,613)
Balance at end of period	(332,195)	(227,900)
Accumulated depreciation | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(5,047)	(4,428)
Additions	(1,497)	(1,047)
Disposals	0	734
Foreign exchange	(440)	(306)
Balance at end of period	(6,984)	(5,047)
Accumulated depreciation | Mining equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(42,310)	(25,943)
Additions	(24,209)	(16,373)
Disposals	1,613	1,672
Foreign exchange	(4,011)	(1,666)
Balance at end of period	(68,917)	(42,310)
Accumulated depreciation | Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(150,559)	(109,889)
Additions	(47,717)	(33,378)
Disposals	0	60
Foreign exchange	(11,663)	(7,352)
Balance at end of period	(209,939)	(150,559)
Accumulated depreciation | Projects in Progres
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	0	0
Additions	0	0
Disposals	0	0
Foreign exchange	0	0
Balance at end of period	0	0
Accumulated depreciation | Equipment & Other Assets
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(6,990)	(5,733)
Additions	(1,877)	(973)
Disposals	52	70
Foreign exchange	(553)	(354)
Balance at end of period	(9,368)	(6,990)
Accumulated depreciation | Mine Closure Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(5,227)	(4,040)
Additions	(662)	(914)
Disposals	0	0
Foreign exchange	(427)	(273)
Balance at end of period	(6,316)	(5,227)
Accumulated depreciation | Right-of-Use Assets
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(17,767)	(10,488)
Additions	(12,565)	(7,530)
Disposals	1,372	913
Foreign exchange	(1,711)	(662)
Balance at end of period	$ (30,671)	$ (17,767)